COMMITMENTS (Details)	Dec. 31, 2018 USD ($)
Year ending December 31, [Abstract]
-2019	$ 105,004
-2020	118,021
-2021	118,021
-2022	43,711
-2023 and thereafter	0
Total	$ 384,757